KKR Alternative Corporate Opportunities Fund P

Supplement to the Prospectus dated October 22, 2012, as amended and supplemented to date

July 24, 2013

This Supplement updates certain information contained in the above-dated Prospectus for KKR Alternative Corporate Opportunities Fund P (the "Fund").

On July 23, 2013, William C. Sonneborn tendered his resignation from his positions as the President and Chief Executive Officer of the Fund and the Chairman and Trustee of the Board of Trustees of the Fund, effective as of July 23, 2013. Mr. Sonneborn will also no longer be one of the investment professionals that has primary responsibility for the day-to-day management and oversight of the Fund. The Board of Trustees of the Fund has appointed Suzanne Donohoe as President of the Fund effective July 23, 2013. In connection with these changes, the Prospectus is hereby supplemented as follows:

All references to Mr. Sonneborn in this Prospectus and any supplement thereto are hereby deleted.

The second paragraph in the section entitled "Management of the Fund and the Master Fund—Investment Team" on page 43 of the Prospectus is deleted and replaced with the following:

Erik A. Falk (New York) joined KKR in 2008 and is co-head of leveraged credit. Mr. Falk is also a member of the Adviser's Credit Investment Committees and Portfolio Management Committee. Previously, Mr. Falk was a portfolio manager with responsibility across the Adviser's credit strategies covering a number of sectors, including industrials, energy, chemicals, business services and structured products. Prior to joining KKR, Mr Falk was a Managing Director at Deutsche Bank Securities Inc. where he was most recently global co-head of the Securitized Products Group. Prior to that, Mr. Falk worked for Credit Suisse First Boston where he was a Director in the Asset Backed Securities department. Mr. Falk holds a B.S. and M.S. from Stanford University.

The fourth paragraph in the section entitled "Management of the Fund and the Master Fund—Investment Team" on page 44 of the Prospectus is deleted and replaced with the following:

Christopher A. Sheldon (San Francisco) joined KKR in 2004 and is co-head of leveraged credit. Mr. Sheldon is also a member of the Adviser's Credit Investment Committees and Portfolio Management Committee. Prior to his current role at KKR, Mr. Sheldon was responsible for opening the Adviser's London office in 2007 and investing across a number of sectors within its credit businesses. Before joining KKR, Mr. Sheldon was a Vice President and Senior Investment Analyst with Wells Fargo's High Yield Securities Group; and previously worked at Young & Rubicam Advertising and at SFM Media Corporation in their media-planning department. Mr. Sheldon holds a B.A. from Denison University.

The fifth paragraph in the section entitled "Management of the Fund and the Master Fund—Investment Team" on page 44 of the Prospectus is deleted in its entirety.

The sixth paragraph in the section entitled "Management of the Fund and the Master Fund—Investment Team" on page 44 of the Prospectus is deleted and replaced with the following:

Jamie M. Weinstein (San Francisco) joined KKR in 2005 and is co-head of special situations investing, which includes the Adviser's global activities in public and private distressed and structured principal investments. Mr. Weinstein is also a member of the Adviser's Special Situations Investment Committee and Portfolio Management Committee. Previously, he was a portfolio manager with responsibility across the Adviser's credit strategies and a research analyst covering the financial services, healthcare and commercial real estate sectors. Prior to joining KKR, Mr. Weinstein was with Tishman Speyer Properties as Director of Acquisitions for Northern California and The Boston Consulting Group as a strategy consultant. Mr. Weinstein graduated cum laude and holds a B.S.E. degree in Civil Engineering and Operations Research from Princeton University and an M.B.A. from the Stanford University Graduate School of Business, where he was an Arjay Miller Scholar.

The seventh paragraph in the section entitled "Management of the Fund and the Master Fund—Investment Team" on page 44 of the Prospectus is deleted and replaced with the following:

Nathaniel M. Zilkha (London) joined KKR in 2007 and is the head of Credit and co-head of special situations investing, which includes the Adviser's global activities in public and private distressed and structured principal investments. Mr. Zilkha is also a member of the Adviser's Special Situations Investment Committee, Credit Investment Committees and Portfolio Management Committee. Previously, he was a member of the healthcare industry team of KKR's private equity group. Prior to joining KKR, Mr. Zilkha was a member of the Principal Investment Area of Goldman, Sachs & Co., where he invested in private equity and principal debt transactions. He is currently on the board of directors of Harden Healthcare. Mr. Zilkha graduated cum laude and holds an A.B. from Princeton University.

Please retain this Supplement for future reference.

KKR Alternative Corporate Opportunities Fund P

Supplement to the Statement of Additional Information dated October 22, 2012, as amended and supplemented to date

July 24, 2013

This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") for KKR Alternative Corporate Opportunities Fund P (the "Fund").

On July 23, 2013, William C. Sonneborn tendered his resignation from his positions as the President and Chief Executive Officer of the Fund and the Chairman and Trustee of the Board of Trustees of the Fund, effective as of July 23, 2013. Mr. Sonneborn will also no longer be one of the investment professionals that has primary responsibility for the day-to-day management and oversight of the Fund. The Board of Trustees of the Fund has appointed Suzanne Donohoe as President of the Fund effective July 23, 2013. In connection with these changes, the SAI is hereby supplemented as follows:

All references to Mr. Sonneborn in this SAI and any supplement thereto are hereby deleted.

The first row under "Interested Trustee" in the table under the section entitled "Management of the Fund—Trustees of the Fund" and Footnote "*" on page B-26 of the SAI are deleted in their entirety.

The table under the section entitled "Management of the Fund—Officers of the Fund" on page B-27 of the SAI is amended by adding the following row:

Name, Age and Address	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Suzanne Donohoe (42) KKR Asset Management LLC 555 California Street 50th Floor San Francisco, CA 94104	President	Since July 2013

Global head of KKR's Client and Partner Group and Member of KKR (Since 2009); Head of Goldman Sachs Asset Management International (2008-2009); Head of Goldman Sachs Asset Management client business in North America (2006-2008).

The third paragraph under the section entitled "Management of the Fund—Experience of Trustees" on page B-28 of the SAI is deleted in its entirety.

The first sentence of the first paragraph under the section entitled "Management of the Fund—Board Leadership Structure" on page B-29 of the SAI is deleted and replaced with the following:

The Board is currently composed of three Trustees, all of whom are Independent Trustees.

The second and third sentences of the second paragraph under the section entitled "Management of the Fund—Board Leadership Structure" on page B-29 of the SAI are deleted in their entirety.

The fourth sentence of the second paragraph under the section entitled "Management of the Fund—Board Leadership Structure" on page B-29 of the SAI is deleted and replaced with the following:

The Board does not, at the present time, have a lead Independent Trustee; the Board has determined that the compositions of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise.

The first row under "Interested Trustee" in the table under the section entitled "Management of the Fund—Trustee Beneficial Ownership of Fund Shares" on page B-30 of the SAI is deleted in its entirety.

The fourth table under the section entitled "Management of the Fund—Portfolio Management—Other Accounts Managed by the Portfolio Managers" on page B-34 of the SAI is deleted in its entirety.

Please retain this Supplement for future reference.